Inventories - Summary of Inventories Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Summary of Inventory Disclosure [Line Items]
Raw materials and consumables	€ 9,616	€ 2,248
Work in progress	112,885	68,865
Finished goods	8,172	4,292
Total inventories, gross	130,673	75,405
Total inventories, net	€ 130,673	€ 75,405